The Gabelli Utility Trust

Schedule of Investments — March 31, 2021 (Unaudited)

Shares		Market Value

	COMMON STOCKS — 87.8%
	ENERGY AND UTILITIES — 69.7%
	Alternative Energy — 1.5%
1,050	Brookfield Renewable Corp., Cl. A	$49,140
8,000	Eos Energy Enterprises Inc.†	157,760
400	Landis+Gyr Group AG	26,916
38,550	NextEra Energy Partners LP	2,809,524
13,000	Ormat Technologies Inc.	1,020,890
12,000	Siemens Gamesa Renewable Energy SA†	464,389
500	SolarEdge Technologies Inc.†	143,720
1,200	Vestas Wind Systems A/S	246,309

		4,918,648

	Diversified Industrial — 0.8%
2,000	Alstom SA†	99,726
11,000	AZZ Inc.	553,850
11,000	Bouygues SA	441,041
70,000	General Electric Co.	919,100
900	Sulzer AG	101,222
25,000	Vantage Towers AG†	703,620

		2,818,559

	Electric Integrated — 40.9%
23,700	ALLETE Inc.	1,592,403
80,000	Alliant Energy Corp.	4,332,800
18,150	Ameren Corp.	1,476,684
55,950	American Electric Power Co. Inc.	4,738,965
3,000	Atlantica Sustainable Infrastructure plc	109,890
67,000	Avangrid Inc.	3,337,270
26,000	Avista Corp.	1,241,500
1,000	Badger Meter Inc.	93,070
33,000	Black Hills Corp.	2,203,410
2,000	CenterPoint Energy Inc.	45,300
83,150	CMS Energy Corp.	5,090,443
46,000	Dominion Energy Inc.	3,494,160
17,600	DTE Energy Co.	2,343,264
72,700	Duke Energy Corp.	7,017,731
68,500	Edison International	4,014,100
6,500	Emera Inc.	289,285
4,125	Entergy Corp.	410,314
140,500	Evergy Inc.	8,363,965
120,200	Eversource Energy	10,408,118
100,400	FirstEnergy Corp.	3,482,876
82,000	Hawaiian Electric Industries Inc.	3,643,260
1,800	IDACORP Inc.	179,946
60,000	MGE Energy Inc.	4,283,400
208,000	NextEra Energy Inc.	15,726,880
48,000	NiSource Inc.	1,157,280
72,500	NorthWestern Corp.	4,727,000
184,000	OGE Energy Corp.	5,954,240
73,000	Otter Tail Corp.	3,370,410
34,000	PG&E Corp.†	398,140
126,904	PNM Resources Inc.	6,224,641

Shares		Market Value
45,000	Portland General Electric Co.	$2,136,150
1,000	PPL Corp.	28,840
32,100	Public Service Enterprise Group Inc.	1,932,741
350	Roper Technologies Inc.	141,169
800	Sempra Energy	106,064
2,900	The Southern Co.	180,264
17,000	Unitil Corp.	776,730
129,700	WEC Energy Group Inc.	12,138,623
150,000	Xcel Energy Inc.	9,976,500

		137,167,826

	Electric Transmission and Distribution — 2.0%
38,000	Consolidated Edison Inc.	2,842,400
66,100	Exelon Corp.	2,891,214
80,000	Iberdrola SA	1,030,569

		6,764,183

	Environmental Services — 0.4%
4,000	Evoqua Water Technologies Corp.†	105,200
3,000	Fluidra SA	85,666
2,000	Pentair plc	124,640
3,000	Suez SA	63,537
700	Tetra Tech Inc.	95,004
30,000	Veolia Environnement SA	769,057

		1,243,104

	Equipment and Supplies — 0.4%
300	Capstone Turbine Corp.†	2,742
500	Danaher Corp.	112,540
26,000	Mueller Industries Inc.	1,075,100
2,500	Rexnord Corp.	117,725
500	Valmont Industries Inc.	118,835

		1,426,942

	Global Utilities — 2.8%
8,000	Chubu Electric Power Co. Inc.	102,958
7,595	EDP - Energias de Portugal SA	43,375
116,000	Electric Power Development Co. Ltd.	2,026,137
33,000	Endesa SA	873,052
300,000	Enel SpA	2,987,922
550,000	Hera SpA	2,107,811
15,000	Hokkaido Electric Power Co. Inc.	68,413
12,000	Hokuriku Electric Power Co.	82,041
8,000	Huaneng Power International Inc., ADR	114,400
35,000	Korea Electric Power Corp., ADR†	359,100
20,000	Kyushu Electric Power Co. Inc.	197,245
10,000	Shikoku Electric Power Co. Inc.	77,670
8,000	The Chugoku Electric Power Co. Inc.	98,189
25,000	The Kansai Electric Power Co. Inc.	270,490
10,000	Tohoku Electric Power Co. Inc.	94,378

		9,503,181

The Gabelli Utility Trust

Schedule of Investments (Continued) — March 31, 2021 (Unaudited)

Shares		Market Value

	COMMON STOCKS (Continued)
	ENERGY AND UTILITIES (Continued)
	Merchant Energy — 1.9%
235,500	The AES Corp.(a)	$6,313,755

	Natural Gas Integrated — 4.6%
100,000	Energy Transfer LP	768,000
100,000	Kinder Morgan Inc.	1,665,000
110,600	National Fuel Gas Co.	5,528,894
150,000	ONEOK Inc.	7,599,000

		15,560,894

	Natural Gas Utilities — 5.7%
25,800	Atmos Energy Corp.	2,550,330
11,000	Chesapeake Utilities Corp.	1,276,880
30,000	Corning Natural Gas Holding Corp.	705,300
14,000	Engie SA†	198,737
70,000	National Grid plc, ADR	4,146,800
30,000	ONE Gas Inc.	2,307,300
18,000	RGC Resources Inc.	399,240
101,200	Southwest Gas Holdings Inc.	6,953,452
5,300	Spire Inc.	391,617
2,000	UGI Corp.	82,020

		19,011,676

	Natural Resources — 0.9%
55,000	Cameco Corp.	913,550
25,000	Compania de Minas Buenaventura SAA, ADR†	250,750
30,000	Exxon Mobil Corp.	1,674,900
2,200	Hess Corp.	155,672
400	Linde plc	112,056

		3,106,928

	Oil — 0.1%
7,000	Devon Energy Corp.	152,950

	Services — 1.4%
24,000	ABB Ltd., ADR	731,280
100,000	Enbridge Inc.	3,640,000
10,000	Sunoco LP	318,400

		4,689,680

	Water — 6.3%
27,000	American States Water Co.	2,041,740
25,000	American Water Works Co. Inc.	3,748,000
24,200	Artesian Resources Corp., Cl. A	952,996
34,000	California Water Service Group	1,915,560
27,000	Essential Utilities Inc.	1,208,250
43,200	Middlesex Water Co.	3,413,664
155,000	Severn Trent plc	4,927,530
38,500	SJW Group	2,425,115

Shares		Market Value
10,000	The York Water Co.	$489,700

		21,122,555

	TOTAL ENERGY AND UTILITIES	233,800,881

	COMMUNICATIONS — 14.2%
	Cable and Satellite — 4.8%
3,000	Charter Communications Inc., Cl. A†	1,851,060
20,000	Cogeco Inc.	1,542,930
70,000	DISH Network Corp., Cl. A†	2,534,000
10,000	EchoStar Corp., Cl. A†	240,000
325,000	ITV plc†	538,326
50,000	Liberty Global plc, Cl. A†	1,283,000
120,071	Liberty Global plc, Cl. C†	3,066,613
50,000	Liberty Latin America Ltd., Cl. A†	641,500
5,947	Liberty Latin America Ltd., Cl. C†	77,192
10,000	Rogers Communications Inc., Cl. B	461,000
95,000	Telenet Group Holding NV	3,852,437

		16,088,058

	Communications Equipment — 0.1%
11,000	Furukawa Electric Co. Ltd.	295,055

	Telecommunications — 6.9%
54,000	AT&T Inc.	1,634,580
10,000	BCE Inc., New York	451,400
6,047	BCE Inc., Toronto	272,974
100,000	BT Group plc, Cl. A†	213,407
70,000	Cincinnati Bell Inc.†	1,074,500
6,000	Cogeco Communications Inc.	563,380
85,000	Deutsche Telekom AG	1,711,497
60,000	Deutsche Telekom AG, ADR	1,214,400
50,000	Euskaltel SA	650,850
200	Hutchison Telecommunications Hong Kong Holdings Ltd.	38
128,000	Lumen Technologies Inc.	1,708,800
70,000	Nippon Telegraph & Telephone Corp.	1,796,704
140,000	Orange Belgium SA	3,759,676
5,000	Orange SA, ADR	61,650
11,800	Orascom Investment Holding, GDR	590
30,000	Pharol SGPS SA†	4,116
4,000	Proximus SA	87,061
2,000	PT Indosat Tbk†	864
110,000	Sistema PJSC FC, GDR	994,400
1,350	Tele2 AB, Cl. B	18,209
20,000	Telefonica Deutschland Holding AG	58,635
150,000	Telefonica SA, ADR	679,500
85,000	Telekom Austria AG	669,846
15,000	Telephone and Data Systems Inc.	344,400
1,200	Telesites SAB de CV†	1,243
7,000	T-Mobile US Inc.†	877,030
325,000	VEON Ltd., ADR†	575,250

The Gabelli Utility Trust

Schedule of Investments (Continued) — March 31, 2021 (Unaudited)

Shares		Market Value

	COMMON STOCKS (Continued)
	COMMUNICATIONS (Continued)
	Telecommunications (Continued)
65,000	Verizon Communications Inc.	$3,779,750

		23,204,750

	Wireless Communications — 2.4%
3,000	America Movil SAB de CV, Cl. L, ADR	40,740
8,500	Anterix Inc.†	400,860
58,000	Millicom International Cellular SA, SDR†	2,231,421
1,154	Mobile Telesystems PJSC	4,824
7,250	Mobile TeleSystems PJSC, ADR	60,465
2,000	SK Telecom Co. Ltd., ADR	54,460
400	SmarTone Telecommunications Holdings Ltd.	233
63,000	Turkcell Iletisim Hizmetleri A/S, ADR	294,210
45,000	United States Cellular Corp.†	1,641,600
188,000	Vodafone Group plc, ADR	3,464,840

		8,193,653

	TOTAL COMMUNICATIONS	47,781,516

	OTHER — 3.7%
	Agriculture — 0.0%
3,000	Cadiz Inc.†	28,770

	Diversified Industrial — 0.0%
1,000	Macquarie Infrastructure Corp.	31,810

	Electronics — 0.8%
700	Hubbell Inc.	130,823
3,000	Keysight Technologies Inc.†	430,200
18,000	Sony Group Corp., ADR	1,908,180

		2,469,203

	Entertainment — 0.5%
45,000	Vivendi SE	1,477,602

	Financial Services — 0.6%
50,000	GAM Holding AG†	131,619
19,000	Kinnevik AB, Cl. A	983,346
20,000	Kinnevik AB, Cl. B	972,353

		2,087,318

	Machinery — 0.9%
180,000	CNH Industrial NV†	2,815,200
1,500	Flowserve Corp.	58,215
8,000	Mueller Water Products Inc., Cl. A	111,120
1,000	Xylem Inc.	105,180

		3,089,715

	Specialty Chemicals — 0.0%
400	Air Products and Chemicals Inc.	112,536

	Transportation — 0.9%
5,000	Cubic Corp.	372,850

Shares		Market Value
27,500	GATX Corp.	$2,550,350

		2,923,200

	TOTAL OTHER	12,220,154

	INDEPENDENT POWER PRODUCERS AND ENERGY TRADERS — 0.2%
	Electric Integrated — 0.2%
20,000	NRG Energy Inc.	754,600

	TOTAL COMMON STOCKS	294,557,151

	MANDATORY CONVERTIBLE SECURITIES (b) — 1.0%
	Energy and Utilities — 1.0%
	Natural Gas Utilities — 1.0%
4,203	Corning Natural Gas Holding Corp. 4.800%, Ser. B, 09/30/26	119,870
56,000	Spire Inc.7.500%, Ser. A, 03/01/24	3,082,800

		3,202,670

	TOTAL MANDATORY CONVERTIBLE SECURITIES	3,202,670

	WARRANTS — 0.0%
	ENERGY AND UTILITIES — 0.0%
	Natural Resources — 0.0%
625	Occidental Petroleum Corp., expire 08/03/27†	7,444

	Services — 0.0%
1,425	Weatherford International plc, expire 12/13/23†	613

	TOTAL ENERGY AND UTILITIES	8,057

	TOTAL WARRANTS	8,057

Principal Amount
	CORPORATE BONDS — 0.0%
	Energy and Utilities — 0.0%
	Equipment and Supplies — 0.0%
$30,000	Mueller Industries Inc., 6.000%, 03/01/27	30,639

	U.S. GOVERNMENT OBLIGATIONS — 11.2%
180,000	U.S. Cash Management Bill, 0.01%††, 05/04/21	179,999

The Gabelli Utility Trust

Schedule of Investments (Continued) — March 31, 2021 (Unaudited)

Principal Amount
	U.S. GOVERNMENT OBLIGATIONS (Continued)
$37,522,000	U.S. Treasury Bills, 0.003% to 0.110%†††, 04/08/21 to 09/23/21(c)	$37,520,677

		37,700,676

	TOTAL U.S. GOVERNMENT OBLIGATIONS	37,700,676

	TOTAL INVESTMENTS — 100.0% (Cost $280,536,136)	$335,499,193

(a)	Securities, or a portion thereof, with a value of $3,351,250 are reserved and/or pledged with the custodian for current or potential holdings of swaps.
(b)	Mandatory convertible securities are required to be converted on the dates listed; they generally may be converted prior to these dates at the option of the holder.
(c)	AtMarch31,2021,$500,000oftheprincipalamountwaspledgedascollateral for current or potential holdings.
†	Non-income producing security.
††	Represents annualized yield at date of purchase.
†††	Represents annualized yields at dates of purchase.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
SDR	Swedish Depositary Receipt

As of March 31, 2021, equity contract for difference swap agreements outstanding were as follows:

Market Value Appreciation Received	One Month LIBOR Plus 90 bps plus Market Value Depreciation Paid	Counterparty	Payment Frequency	Termination Date	Notional Amount	Value	Upfront Payments/ Receipts	Unrealized (Depreciation)
Rolls-Royce Holdings plc	Rolls-Royce Holdings plc	The Goldman Sachs Group, Inc.	1 month	06/28/2021	$491,664	$(56,365)	—	$(56,365)

TOTAL EQUITY CONTRACT FOR DIFFERENCE SWAP AGREEMENTS								$(56,365)

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